Other Liabilities (Tables)	3 Months Ended
Jan. 31, 2024
Other Liabilities [Abstract]
Summary of Other Liabilities
Other Liabilities
(millions of Canadian dollars)
As at

January 31 October 31
2024 2023
Accounts payable, accrued expenses, and

other items
1,2 $ 6,271 $ 8,314
Accrued interest 4,568 4,421
Accrued salaries and employee benefits 3,447 4,993
Cheques and other items in transit
2
2,517 2,245
Current income tax payable 120 162
Deferred tax liabilities 191 204
Defined benefit liability 1,322 1,244
Lease liabilities 5,139 5,050
Liabilities related to structured entities 16,938 17,520
Provisions

(Note 18)
3,413 3,421
Total 2 $ 43,926 $ 47,574
Includes liabilities related to disposal groups classified as held for sale in connection with the Cowen acquisition.

Refer to Note 8 for further details.
2

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.